Commitments and Contingencies - Additional information (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Operating leases, Rent expense	$ 12,400	$ 13,900
Purchase obligation	26,112
Long term debt, Maturity, Year one	31,200
Software and Hosting Services [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Long term purchase commitment, Amount	$ 5,600	$ 400
Minimum [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Lessee, Operating lease, Term of contract	1 month
Maximum [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Lessee, Operating lease, Term of contract	7 years
Vehicle Purchase Commitment [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase obligation, Due in next six months			$ 23,500
Purchase obligation	$ 3,600
Vehicle Purchase Commitment [Member] | Maximum [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase commitments, Term	12 months